22 Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Total	£ 7,546	£ 10,928	£ 2,343	£ 13,204
Net Foreign Currency Assets/(Liabilities):
Total	175	3,488	1,981
Foreign exchange risk [member] | Pounds Sterling
Cash and cash equivalents:
Total	7,247	3,153	457
Foreign exchange risk [member] | US Dollar
Cash and cash equivalents:
Total	120	2,021	1,421
Net Foreign Currency Assets/(Liabilities):
Total	120	2,021	1,421
Foreign exchange risk [member] | Euro
Cash and cash equivalents:
Total	179	5,750	459
Net Foreign Currency Assets/(Liabilities):
Total	54	1,460	552
Foreign exchange risk [member] | Other
Cash and cash equivalents:
Total		4	6
Net Foreign Currency Assets/(Liabilities):
Total	£ 1	£ 7	£ 8